Borrowings - Schedule of Principal Repayments (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Borrowings [Abstract]
2025	$ 2,308,109
2026	67,678	$ 3,829,169
2027	71,139	9,245,977
2028	149,701	66,789
2029		239,081
thereafter
Borrowings	$ 2,596,627	$ 13,381,016	$ 14,669,280